Loans - Wholesale RealEstate Loans, Credit Rating (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Wholesale Real Estate Loans
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Wholesale
Wholesale Real Estate Loans
Total retained loans	244,224	222,510
Wholesale | Commercial and industrial [Member]
Wholesale Real Estate Loans
Total retained loans	73,553	66,576
Wholesale | Real estate [Member]
Wholesale Real Estate Loans
Total retained loans	52,392	53,635
Criticized exposure	6,242	8,706
% of criticized exposure to total real estate retained loans	11.91%	16.23%
Criticized nonaccrual	1,437	2,937
% of criticized nonaccrual to total real estate retained loans	2.74%	5.48%
Wholesale | Multi-family [Member]
Wholesale Real Estate Loans
Total retained loans	31,226	30,604
Criticized exposure	3,236	3,798
% of criticized exposure to total real estate retained loans	10.36%	12.41%
Criticized nonaccrual	764	1,016
% of criticized nonaccrual to total real estate retained loans	2.45%	3.32%
Wholesale | Commercial lessors [Member]
Wholesale Real Estate Loans
Total retained loans	14,161	15,796
Criticized exposure	1,902	3,593
% of criticized exposure to total real estate retained loans	13.43%	22.75%
Criticized nonaccrual	348	1,549
% of criticized nonaccrual to total real estate retained loans	2.46%	9.81%
Wholesale | Commercial construction and development [Member]
Wholesale Real Estate Loans
Total retained loans	3,078	3,395
Criticized exposure	445	619
% of criticized exposure to total real estate retained loans	14.46%	18.23%
Criticized nonaccrual	127	174
% of criticized nonaccrual to total real estate retained loans	4.13%	5.13%
Wholesale | Wholesale Realestate Others [Member]
Wholesale Real Estate Loans
Total retained loans	3,927	3,840
Criticized exposure	659	696
% of criticized exposure to total real estate retained loans	16.78%	18.13%
Criticized nonaccrual	198	198
% of criticized nonaccrual to total real estate retained loans	5.04%	5.16%
Wholesale | Financial institutions [Member]
Wholesale Real Estate Loans
Total retained loans	36,428	31,458
Wholesale | Government agencies [Member]
Wholesale Real Estate Loans
Total retained loans	7,184	7,278
Wholesale | Other [Member]
Wholesale Real Estate Loans
Total retained loans	$ 74,667	$ 63,563